Accrued Expenses (Schedule of Accrued Expenses) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses Details
Accrued compensation		$ 50,923	$ 33,930
Other accrued expenses		24,989	54,373
Accrued expenses	$ 97,380	$ 75,912	$ 128,303